Assets Held For Sale	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Assets Held For Sale	Assets held for sale

	December 31, 2022	June 30, 2023
	(in thousands)
As of January 1,	25,944	—
Reclassification from Vessels	—	15,765
Vessel’s disposal	(25,944)	(15,765)
Total assets held for sale	$—	$—

Navigator Orion, a 2000 built 22,085 cbm Ethylene capable semi-refrigerated handysize carrier was held for sale and subsequently sold and delivered on May 2, 2023.